RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - Summary of Right of Use Asset $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Presentation of leases for lessee [Abstract]
Balance, January 1	$ 1,177
Additions
Amortization expense	(86)
Balance, March 31	$ 1,091